Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of other long term liabilities [Table Text Block]
	December 31,
	2014	2013
Provision for retirement indemnities (Japan & France)	1,404	1,128
Provision for employee termination indemnities (Italy)	285	273
Provision for warranty costs, less current portion	162	200
Conditional government subsidies, less current portion	140	296
Total	1,991	1,897

Schedule of provision presentation according to ASC 715, current [Table Text Block]
	France	Japan

Non current liabilities	665	739
Current liabilities	-	3
Accumulated other comprehensive income	(115)	(299)
Total	550	443

Schedule of pension cost components France [Table Text Block]
France	2014	2013	2012
Change in benefit obligations
Benefit obligations at beginning of year	491	517	386
Service cost	35	39	29
Interest cost	16	17	18
Actuarial (gain) / loss	123	(75)	93
Amortization of net prior service cost	-	4	-
Benefits paid	-	(11)	(8)
Benefit obligations at end of year (1)	665	491	517
Unrecognized actuarial (gain) loss	89	27	38
Unrecognized prior service cost	25	(33)	30
Accrued pension cost	550	498	449

Schedule of pension cost components Japan [Table Text Block]
Japan	2014	2013	2012
Change in benefit obligations
Benefit obligations at beginning of year	640	538	646
Service cost	64	46	61
Interest cost	9	7	6
Amortization of net loss	-	9	-
Actuarial (gain) / loss	35	156	(6)
Benefits paid	(4)	-	(93)
Exchange rate impact	(2)	(116)	(76)
Benefit obligations at end of year (1)	742	640	538

Unrecognized actuarial (gain) loss	299	280	157
Unrecognized prior service cost	-	-	-
Accrued pension cost	443	360	380

Schedule of actuarial assumptions of post retirement benefit plan FR [Table Text Block]
	Pension Benefits – France
	2014	2013	2012

Discount rate	1.90%	3.30%	3.20%
Salary increase	2.50%	2.50%	2.50%
Retirement age	65	65	65
Average retirement remaining service period	24	24	24

Schedule of actuarial assumptions of post retirement benefit plan JA [Table Text Block]
	Pension Benefits – Japan
	2014	2013	2012

Discount rate	1.00%	1.40%	1.60%
Salary increase	2.00%	2.00%	1.50%
Retirement age	60	60	60
Average retirement remaining service period	16	16	15

Schedule of provision presentation according to ASC715, year-1 [Table Text Block]
	France	Japan

Non current liabilities	491	637
Current liabilities	-	3
Accumulated other comprehensive income	7	(280)
Total	498	360